Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 208,712	£ 189,743
Financial assets at fair value through the income statement	211,836	185,002
Derivative financial instruments	303,238	252,192
Financial assets at fair value through other comprehensive income	48,286	42,818
Trading portfolio liabilities	(76,473)	(56,829)
Financial liabilities designated at fair value	(320,350)	(293,527)
Derivative financial instruments	(291,770)	(240,757)
At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	208,712	189,743
Financial assets at fair value through the income statement	211,836	185,002
Derivative financial instruments	303,238	252,192
Financial assets at fair value through other comprehensive income	48,286	42,818
Investment property	42	43
Total assets	772,114	669,798
Trading portfolio liabilities	(76,473)	(56,829)
Financial liabilities designated at fair value	(320,350)	(293,527)
Derivative financial instruments	(291,770)	(240,757)
Total liabilities	(688,593)	(591,113)
Quoted market prices (Level 1) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	127,559	110,773
Financial assets at fair value through the income statement	6,446	5,015
Derivative financial instruments	61	108
Financial assets at fair value through other comprehensive income	32,290	31,640
Investment property	0	0
Total assets	166,356	147,536
Trading portfolio liabilities	(61,743)	(42,009)
Financial liabilities designated at fair value	(1,678)	(1,702)
Derivative financial instruments	(47)	(93)
Total liabilities	(63,468)	(43,804)
Observable inputs (Level 2) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	72,375	68,623
Financial assets at fair value through the income statement	201,270	173,801
Derivative financial instruments	301,204	250,374
Financial assets at fair value through other comprehensive income	13,726	8,110
Investment property	0	0
Total assets	588,575	500,908
Trading portfolio liabilities	(14,651)	(14,733)
Financial liabilities designated at fair value	(316,195)	(286,972)
Derivative financial instruments	(288,868)	(237,599)
Total liabilities	(619,714)	(539,304)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	8,778	10,347
Financial assets at fair value through the income statement	4,120	6,186
Derivative financial instruments	1,973	1,710
Financial assets at fair value through other comprehensive income	2,270	3,068
Investment property	42	43
Total assets	17,183	21,354
Trading portfolio liabilities	(79)	(87)
Financial liabilities designated at fair value	(2,477)	(4,853)
Derivative financial instruments	(2,855)	(3,065)
Total liabilities	(5,411)	(8,005)
Significant unobservable inputs (Level 3) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	8,778	10,347
Financial assets at fair value through the income statement	4,120	6,186
Derivative financial instruments	1,973	1,710
Financial assets at fair value through other comprehensive income	2,270	3,068
Investment property	42	43
Total assets	17,183	21,354
Trading portfolio liabilities	(79)	(87)
Financial liabilities designated at fair value	(2,477)	(4,853)
Derivative financial instruments	(2,855)	(3,065)
Total liabilities	£ (5,411)	£ (8,005)